9. TRANSACTIONS WITH RELATED PARTIES (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party	Viñedos Emiliana S.A.
Nature of relationship	By director
Nature of transaction	Sale of raw material and products
Related party transaction	$ 61,433	$ 69,558
Related party transaction through profit or loss	$ 52,220	6,297
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party	Viñedos Emiliana S.A.
Nature of relationship	By director
Nature of transaction	Sale of services and other
Related party transaction	$ 900,364	800,786
Related party transaction through profit or loss	$ 765,341	160,095
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party	Viñedos Emiliana S.A.
Nature of relationship	By director
Nature of transaction	Purchase of raw material and products
Related party transaction	$ 69,140	1,615,470
Related party transaction through profit or loss	$ (4,069)	139
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party	Viñedos Emiliana S.A.
Nature of relationship	By director
Nature of transaction	Purchase of services and other
Related party transaction	$ 4,772,302	495,192
Related party transaction through profit or loss	$ (280,892)	(332,202)
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party	Industria Corchera S.A.
Nature of relationship	Associate
Nature of transaction	Sale of raw material and products
Related party transaction	$ 115	0
Related party transaction through profit or loss	$ 96	0
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party	Industria Corchera S.A.
Nature of relationship	Associate
Nature of transaction	Purchase of raw material and products
Related party transaction	$ 5,308,213	5,959,658
Related party transaction through profit or loss	$ (46,168)	(3,026)
Related Party 7
Disclosure of transactions between related parties [line items]
Name of related party	Industria Corchera S.A.
Nature of relationship	Associate
Nature of transaction	Purchase of services and other
Related party transaction	$ 2,387,842	32,897
Related party transaction through profit or loss	$ (20,768)	(32,897)
Related Party 8
Disclosure of transactions between related parties [line items]
Name of related party	Viña Almaviva S.A.
Nature of relationship	Associate
Nature of transaction	Sale of raw material and products
Related party transaction	$ 351,187	276,235
Related party transaction through profit or loss	$ 293,842	190,450
Related Party 9
Disclosure of transactions between related parties [line items]
Name of related party	Viña Almaviva S.A.
Nature of relationship	Associate
Nature of transaction	Sale of services and other
Related party transaction	$ 59,302	107,822
Related party transaction through profit or loss	$ 49,619	91,678
Related Party 10
Disclosure of transactions between related parties [line items]
Name of related party	Viña Almaviva S.A.
Nature of relationship	Associate
Nature of transaction	Purchase of raw material and products
Related party transaction	$ 726,788	767,480
Related party transaction through profit or loss	$ (22,069)	0
Related Party 11
Disclosure of transactions between related parties [line items]
Name of related party	Viña Almaviva S.A.
Nature of relationship	Associate
Nature of transaction	Purchase of services and other
Related party transaction	$ 77,815	4,243
Related party transaction through profit or loss	$ (2,363)	(4,243)
Related Party 12
Disclosure of transactions between related parties [line items]
Name of related party	Agricola Gabriela Ltda.
Nature of relationship	By director
Nature of transaction	Purchase of raw materials and products
Related party transaction	$ 0	182,738
Related party transaction through profit or loss	$ 0	(182,738)
Related Party 13
Disclosure of transactions between related parties [line items]
Name of related party	Soc. Comercial y Promotora La Uva
Nature of relationship	By director
Nature of transaction	Purchase of services and other
Related party transaction	$ 2,792
Related party transaction through profit or loss	$ (1,275)
Related Party 14
Disclosure of transactions between related parties [line items]
Name of related party	Frutícola Viconto S.A.
Nature of relationship	By director
Nature of transaction	Sale of services and other
Related party transaction	$ 13,100	0
Related party transaction through profit or loss	$ 12,000	0
Related Party 15
Disclosure of transactions between related parties [line items]
Name of related party	Agrícola Alto Quitralmán Ltda.
Nature of relationship	By director
Nature of transaction	Sale of raw materials and other
Related party transaction	$ 384	990
Related party transaction through profit or loss	$ 0	436
Related Party 16
Disclosure of transactions between related parties [line items]
Name of related party	Agrícola Alto Quitralmán Ltda.
Nature of relationship	By director
Nature of transaction	Purchase of raw materials and products
Related party transaction	$ 0	985,710
Related party transaction through profit or loss	$ 0	(985,710)
Related Party 17
Disclosure of transactions between related parties [line items]
Name of related party	Camara de Comercio de Stgo
Nature of relationship	By director
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 0	470
Related party transaction through profit or loss	$ 0	314
Related Party 18
Disclosure of transactions between related parties [line items]
Name of related party	Camara de Comercio de Stgo
Nature of relationship	By director
Nature of transaction	Purchase of services and other
Related party transaction	$ 27	749
Related party transaction through profit or loss	$ (27)	(749)
Related Party 19
Disclosure of transactions between related parties [line items]
Name of related party	Agrícola Los Alamos Ltda.
Nature of relationship	By director
Nature of transaction	Purchase of raw materials and products
Related party transaction	$ 0	222,325
Related party transaction through profit or loss	$ 0	(222,325)
Related Party 20
Disclosure of transactions between related parties [line items]
Name of related party	Excelsior Wine Company
Nature of relationship	Associate
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 5,175,628	43,950,495
Related party transaction through profit or loss	$ 5,175,640	23,476,873
Related Party 21
Disclosure of transactions between related parties [line items]
Name of related party	Excelsior Wine Company
Nature of relationship	Associate
Nature of transaction	Purchase of services and other
Related party transaction	$ 717,641	0
Related party transaction through profit or loss	$ (717,641)	0
Related Party 22
Disclosure of transactions between related parties [line items]
Name of related party	Digrans
Nature of relationship	Subsidiary shareholder
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 313,489	11,519,760
Related party transaction through profit or loss	$ 312,512	11,108,290
Related Party 23
Disclosure of transactions between related parties [line items]
Name of related party	Digrans
Nature of relationship	Subsidiary shareholder
Nature of transaction	Purchase of services and other
Related party transaction	$ 16,034	12,208,103
Related party transaction through profit or loss	$ (16,034)	(12,208,103)
Related Party 24
Disclosure of transactions between related parties [line items]
Name of related party	Southern Brewing Company S. A.
Nature of relationship	Associate
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 3,125,732	2,027,319
Related party transaction through profit or loss	$ (81,694)	0
Related Party 25
Disclosure of transactions between related parties [line items]
Name of related party	Southern Brewing Company S. A.
Nature of relationship	Associate
Nature of transaction	Purchase of services and other
Related party transaction	$ 0	282
Related party transaction through profit or loss	$ 0	(282)
Related Party 26
Disclosure of transactions between related parties [line items]
Name of related party	Cia.Nac.de Fuerza Electrica S.A.
Nature of relationship	By director
Nature of transaction	Purchase of services and other
Related party transaction	$ 0	206,586
Related party transaction through profit or loss	$ 0	(206,586)
Related Party 27
Disclosure of transactions between related parties [line items]
Name of related party	Escalade Wines & Spirits
Nature of relationship	Associate
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 510,374	3,354,740
Related party transaction through profit or loss	$ 507,219	1,630,445
Related Party 28
Disclosure of transactions between related parties [line items]
Name of related party	Escalade Wines & Spirits
Nature of relationship	Associate
Nature of transaction	Purchase of services and other
Related party transaction	$ 659,608	914,199
Related party transaction through profit or loss	$ (659,608)	(914,199)
Related Party 29
Disclosure of transactions between related parties [line items]
Name of related party	VCT Japón
Nature of relationship	Associate
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 96,086	319,136
Related party transaction through profit or loss	$ 96,086	174,304
Related Party 30
Disclosure of transactions between related parties [line items]
Name of related party	VCT Japón
Nature of relationship	Associate
Nature of transaction	Purchase of services and other
Related party transaction	$ 58	0
Related party transaction through profit or loss	$ (58)	0
Related Party 31
Disclosure of transactions between related parties [line items]
Name of related party	ST Computación
Nature of relationship	By manager
Nature of transaction	Purchase of services and other
Related party transaction	$ 194,969	0
Related party transaction through profit or loss	$ (81,292)	0
Related Party 32
Disclosure of transactions between related parties [line items]
Name of related party	Comercial Greenvic S.A.
Nature of relationship	By director
Nature of transaction	Sale of raw materials and products
Related party transaction	$ 233	0
Related party transaction through profit or loss	$ (107)	0
Related Party 33
Disclosure of transactions between related parties [line items]
Name of related party	Comercial Greenvic S.A.
Nature of relationship	By director
Nature of transaction	Purchase of services and other
Related party transaction	$ 6,135	116
Related party transaction through profit or loss	$ (2,802)	(116)
Related Party 34
Disclosure of transactions between related parties [line items]
Name of related party	Viveros Guillaume
Nature of relationship	By manager
Nature of transaction	Purchase of raw materials and products
Related party transaction	$ 659,903	0
Related party transaction through profit or loss	$ (254,077)	$ 0